Leases	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
Leases

5. Leases

Operating leases as lessee

As of June 30, 2025, the Company has operating leases recorded on its unaudited condensed consolidated balance sheets for office spaces that expire on various dates in 2026. The Company does not have options to extend or cancel the existing lease agreements for its existing facilities prior to their respective expiration dates. When determining the lease term, at lease commence date, the Company considers options to extend or terminate the lease when it is reasonably certain that it will exercise or not exercise that option. The Company’s lease arrangements may contain both lease and non-lease components. The Company has separately accounted for lease and non-lease components based on their nature. Payments under the Company’s lease arrangement are fixed.

The following table shows ROU assets and operating lease liabilities, and the associated financial statement line items as of:

	June 30, 2025	December 31, 2024
Assets
Operating lease right-of-use assets, net	$18,500	$36,923

Liabilities
Operating lease liabilities, current	$18,500	$36,190
Operating lease liabilities, non-current	$-	$733

Weighted average remaining lease term (in years)	Approximately 0.54 years	Approximately 1.08 years
Weighted average discount rate (%)	5.24%	5.22%

Information relating to operating lease activities during the six months ended June 30, 2025, 2024 and 2023 are as follows:

	For the six months ended June 30,
	2025	2024	2023
Operating lease right-of-use assets, obtained in exchange for operating lease liabilities	$-	$70,378	$-

Operating lease expenses
Amortization of operating lease right-of-use assets	$18,423	$13,691	$-
Interest of lease liabilities	731	1,348	-
Total operating lease expenses	$19,154	$15,039	$-

Maturities of lease liabilities were as follows:

As of June 30, 2025
2026	$18,783

Total lease payments	$18,783
Less: imputed interest	(283)
Total	$18,500